CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	¥ 2,021,989	¥ 2,940,874
Time deposits	2,000	100,000
Restricted cash	5,475,576	350,654
Accounts receivable, net	2,068,615	1,899,789
Bills receivable	110,236	147,660
Prepayments and other receivables	611,675	332,765
Due from related parties	409,091	1,659,132
Finance receivables - current portion, net	5,758,275	410,742
Other current assets	17,502	43,431
Total current assets	16,474,959	7,885,047
Non-current assets
Restricted cash	150,000	0
Investment in equity investees	1,447,472	1,282,758
Property, plant and equipment, net	194,560	123,932
Intangible assets, net	2,342,840	2,725,005
Deferred tax assets	17,387	28,966
Goodwill	444,933	329,000
Finance receivables - non-current portion, net	7,924,760	660,498
Other non-current assets	937,845	35,806
Total non-current assets	13,459,797	5,185,965
Total assets	29,934,756	13,071,012
Current liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the primary beneficiaries of RMB3,521,130 and RMB4,307,570 as of December 31, 2015 and 2016,respectively)
Short term borrowings	5,736,026	361,084
Nonrecourse securitization debt	2,799,958	0
Accounts payable	1,603,577	987,424
Income tax payable	132,815	111,907
Due to related parties	84,447	51,681
Other payables and accruals	1,597,093	1,148,405
Total current liabilities	11,953,916	2,660,501
Non-current liabilities
Long term borrowings	1,582,971	0
Nonrecourse securitization debt	1,630,663	0
Convertible debt	859,166	0
Deferred tax liabilities	51,617	40,356
Other non-current liabilities	94,712	47,867
Total non-current liabilities	4,219,129	88,223
Total liabilities	16,173,045	2,748,724
Commitments and contingencies
Redeemable noncontrolling interests	3,939,646	1,697,718
Bitauto Holdings Limited shareholders’ equity
Ordinary shares, US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2015 and 2016, respectively; 63,311,294 shares issued and outstanding as of December 31, 2015; 70,726,025 shares issued and outstanding as of December 31, 2016, respectively.	19	17
Additional paid-in capital	8,903,759	7,859,512
Treasury shares	(41,888)	(56,690)
Statutory reserves	89,841	57,193
Accumulated other comprehensive income	742,302	281,594
Retained earnings/(Accumulated deficit)	(150,515)	218,191
Total Bitauto Holdings Limited shareholders’ equity	9,543,518	8,359,817
Noncontrolling interests	278,547	264,753
Total shareholders’ equity	9,822,065	8,624,570
Total liabilities, redeemable noncontrolling interests and shareholders’ equity	¥ 29,934,756	¥ 13,071,012